Form 13F Cover Page


Filing for Quarter-Ending: December 31, 2008

Check here if Amendment:             ( )
 Amendment Number:
 This Amendment:                     ( )  is a reinstatement
                                     ( )  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                                Croft-Leominster, Inc.
Address:                             300 Water Street, 4th floor
                                     Baltimore, MD  21202

Form 13-F File Number:               28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                Carla Prescimone
Title:                               Assistant Vice President
Phone:                               410-576-0100

Signature, Place, and Date of Signing:

                               Baltimore, Maryland                  2/13/2009
-----------------------------------------------------------------------------
Signature                      City, State                          Date


Report Type (Check only one):

(X) 13F Holdings Report             Check here if all holdings of this reporting
                                    manager are reported in this report.

( ) 13F Notice                      Check here if no holdings reported are in
                                    this report, and all holdings are reported by other reporting manager(s).

( ) 13F Combination Report          Check here if a portion of the holdings for
                                    this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                none

Form 13F Information Table Entry Total:            156

Form 13F Information Table Value Total:          $436.71
                                               (thousands)

  *NOTE: Unless Otherwise Indicated

   ITEM 6: Investment Discretion:            SOLE
   ITEM 7: Voting Authority:                 NONE

           SECURITY NAME               TITLE of CLASS       CUSIP          MARKET VALUE     QUANITY
AAR Corp                                     COM          000361105            $1.8875      102,528
ABB Ltd                                 SPONSORED ADR     000375204            $3.2910      219,254
AT&T Inc                                     COM          00206R102            $0.8034       28,190
AXT Inc                                      COM          00246W103            $0.0176       13,000
Abbott Labs                                  COM          002824100            $0.2983        5,589
Aetna Inc New                                COM          00817Y108            $2.0861       73,196
Albemarle Corp                               COM          012653101            $2.6453      118,623
Allegheny Technologies Inc.                  COM          01741R102            $1.3964       54,698
Allstate Corp                                COM          020002101            $4.5904      140,122
Altera Corp                                  COM          021441100            $2.0049      119,980
Ameren Corporation                           COM          023608102            $0.4336       13,036
Applied Materials Inc                        COM          038222105            $1.1874      117,217
Archer Daniels Midland Co                    COM          039483102            $1.2664       43,925
Asia Tigers Fund Inc                         COM          04516T105            $0.1670       15,421
BP PLC                                  SPONSORED ADR     055622104            $0.2201        4,708
Baldor Elec Co                               COM          057741100            $2.9814      167,026
Bank of America Corp                         COM          060505104            $1.3500       95,880
Bank of New York Mellon Corp                 COM          064058100            $2.2182       78,298
Bill Barrett Corporation                     COM          06846N104            $1.5482       73,268
Berkshire Hathaway - CL A                    CL A         084670108            $0.4830            5
Berkshire Hathaway - CL B                    CL B         084670207            $2.9505          918
Boeing Co                                    COM          097023105            $2.9914       70,105
Burlington Northn Santa Fe C                 COM          12189T104            $0.3235        4,273
CF Inds Hldgs Inc                            COM          125269100            $2.2501       45,771
CVS Caremark Corporation                     COM          126650100            $2.8890      100,523
Cablevision Sys Corp                   CL A NY CABLVS     12686C109            $2.4619      146,196
Cadbury PLC                               SPONS ADR       12721e102            $0.2563        7,186
Calpine Corp                               COM NEW        131347304            $2.6089      358,360
Canadian Natl Ry Co                          COM          136375102            $0.8331       22,663
Caterpillar Inc                              COM          149123101            $3.3664       75,361
Cephalon, Inc.                               COM          156708109            $3.0058       39,016
Cisco Sys Inc                                COM          17275R102            $3.9159      240,239
Citigroup, Inc.                              COM          172967101            $0.8005      119,301
Clearwater Paper Corp                        COM          18538r103            $0.1811       21,584
Collective Brands Inc                        COM          19421w100            $3.3177      283,081
Corning Inc                                  COM          219350105            $1.5611      163,806
Covance Inc.                                 COM          222816100            $0.4084        8,872
Deere & Co                                   COM          244199105            $4.6262      120,725
Devon Energy Corp New                        COM          25179M103            $0.2016        3,068
Du Pont E I  De Nemours & Co                 COM          263534109            $3.5794      141,480
Edison Intl                                  COM          281020107            $0.8465       26,354
Edwards Lifesciences Corporati               COM          28176E108            $5.2332       95,236
Exelon Corp                                  COM          30161N101            $0.2197        3,950
Exide Technologies                         COM NEW        302051206            $0.0635       12,000
Exxon Mobil Corp                             COM          30231G102            $0.4623        5,791
FMC Corp                                   COM NEW        302491303            $6.0916      136,187
FLP Group Inc                                COM          302571104            $0.5124       10,180
FirstEnergy Corp                             COM          337932107            $2.4687       50,818
Franklin Resources Inc                       COM          354613101            $0.9996       15,672
Freeport McMoran Copper & Gold               COM          35671D857            $3.1184      127,594
General Cable Corp Del New                   COM          369300108            $5.1292      289,950
General Electric Co                          COM          369604103            $3.1590      194,998
General Mills Inc                            COM          370334104            $0.5935        9,770
Grubb & Ellis Co                        COM PAR $0.01     400095204            $0.0174       14,000
Gulfport Energy Corp                       COM NEW        402635304            $0.4126      104,452
Hewlett Packard Co                           COM          428236103            $0.3177        8,755
Honeywell Intl Inc                           COM          438516106            $4.7899      145,900
ITT Corp (New)                               COM          450911102            $4.7753      103,833
ICON plc - Spons ADR                    SPONSORED ADR     45103T107            $2.2128      112,381
International Business Machs                 COM          459200101            $0.2647        3,145
Japan Smaller Captlztn Fd Inc                COM          47109U104            $0.0806       11,100
Johnson & Johnson                            COM          478160104            $6.1281      102,426
Kansas City Southern                       COM NEW        485170302            $0.3622       19,013
Lexicon Pharmaceuticals Inc                  COM          528872104            $0.0174       12,400
Liberty Media Corp New                  ENT COM SER A     53071M500            $4.6977      268,747
Lloyds TSB Group plc                    SPONSORED ADR     539439109            $0.4150       53,893
Lowe's Companies                             COM          548661107            $6.3630      295,677
Markel Corporation                           COM          570535104            $0.4506        1,507
Marsh & McLennan Cos                         COM          571748102            $5.8423      240,723
Masco Corp                                   COM          574599106            $0.1561       14,023
McDonald's Corp.                             COM          580135101            $1.6450       26,452
Monsanto Co New                              COM          61166W101            $2.8747       40,863
Motorola Inc                                 COM          620076109            $0.0572       12,921
Nexen Inc.                                   COM          65334H102            $5.0657      288,153
Nobel Learning Communities, In               COM          654889104            $0.2126       15,700
Norfolk Southern Corp                        COM          655844108            $0.5376       11,426
Novogen Limited                         SPONSORED ADR     67010F103            $0.0354       14,200
Optical Cable Corp                         COM NEW        683827208            $0.0748       27,600
PHC Inc Mass                                CL A          693315103            $0.0367       27,200
PG&E Corp                                    COM          69331C108            $1.4108       36,445
PMC-Sierra Inc                               COM          69344F106            $0.0642       13,200
PNC Finl Svcs Group Inc                      COM          693475105            $0.7889       16,101
Penn West Energy Tr                        TR UNIT        707885109            $1.3875      124,771
Pentair, Inc                                 COM          709631105            $1.0335       43,663
Pepsico Inc                                  COM          713448108            $0.2151        3,928
PerkinElmer, Inc.                            COM          714046109            $1.2790       91,950
Pfizer Inc                                   COM          717081103            $2.4531      138,516
Pharmaceutical Product Develop               COM          717124101            $4.9682      171,259
Philip Morris Intl Inc                       COM          718172109            $4.0382       92,810
Pinnacle West Capital Corp                   COM          723484101            $0.8736       27,191
Plum Creek Timber Co Inc                     COM          729251108            $4.7872      137,800
Potash Corp Sask Inc                         COM          73755L107            $1.4869       20,307
Potlatch Corp New                            COM          737630103            $4.3046      165,499
Pressure Biosciences Inc                     COM          74112E109            $0.0127       12,106
Procter & Gamble                             COM          742718109            $4.0201       65,029
Prudential Financial Inc.                    COM          744320102            $3.1442      103,906
Southern Union Co                            COM          844030106            $1.4454      110,845
Southwestern Energy Co                       COM          845467109            $6.7343      232,456
Sprint Nextel Corp                        COM SER 1       852061100            $0.0201       10,992
Staples Inc                                  COM          855030102            $0.2419       13,499
Stryker Corp                                 COM          863667101            $1.1583       28,993
Terex Corporation                            COM          880779103            $3.9491      228,006
3M Co.                                       COM          88579Y101            $4.0767       70,849
Tortoise North Amrn Enrgy Co                 COM          89147T103            $0.2310       21,645
Trinity Inds Inc                             COM          896522109            $1.1572       73,425
Ultra Petroleum Corp                         COM          903914109            $3.7643      109,079
Unilever N V                             NY SHS NEW       904784709            $0.3808       15,511
US Gold Corporation                     COM PAR $0.10     912023207            $0.0228       25,000
United Technologies                          COM          913017109            $5.6644      105,679
UnitedHealth Group Inc                       COM          91324P102            $2.4126       90,699
Varian Inc.                                  COM          922206107            $0.3417       10,197
Varian Medical Systems, Inc.                 COM          92220P105            $0.4083       11,652
Verisign, Inc.                               COM          92343E102            $2.9226      153,176
Viacom Inc New                              CL B          92553P201            $1.2669       66,470
Waddell & Reed Financial - A                CL A          930059100            $1.0072       65,151
Wells Fargo & Co.                            COM          949746101            $0.4686       15,894
Weyerhaeuser Co                              COM          962166104            $7.3427      239,880
Williams Cos Inc.                            COM          969457100            $6.0108      415,111
Wyeth                                        COM          983024100            $3.5006       93,324
Amdocs Ltd                                   ORD          G02602103            $2.9025      158,691
Invesco Ltd                                  SHS          G491BT108            $4.2195      292,209
Ace Ltd                                      SHS          H0023R105           $10.3408      195,404
Rosetta Genomics Ltd                         SHS          M82183100            $0.0150       12,700
Qiagen N.V.                                  ORD          N72482107            $5.1076      290,866
Flextronics Intl Ltd                         ORD          Y2573F102            $0.3822      149,316

                                                                             $263.9088   10,982,682